UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra

13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475

Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York         February 4, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $78,641
                                   (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

(1)  028-12144                Tiger Veda Global L.P.
(2)  028-12700                Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                          December 31, 2008
COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6     COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/     INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL     DISCRETION    MNGRS  SOLE    SHRD NONE
--------------                 --------------    -----       -------   -------   --- ----     ----------    -----  ----    ---- ----
AEROVINMENT INC                COM              008073108    7,804     212,000   SH         SHARED-DEFINED  (1)(2) 212,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   15,507     500,400   SH         SHARED-DEFINED  (1)(2) 500,400
AMERICAN WTR WKS CO INC NEW    COM              030420103    4,619     221,200   SH         SHARED-DEFINED  (1)(2) 221,200
BARRICK GOLD CORP              COM              067901108    9,560     260,000   SH         SHARED-DEFINED  (1)(2) 260,000
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101   10,884     472,801   SH         SHARED-DEFINED  (1)(2) 472,801
HURON CONSULTING GROUP INC     COM              447462102    5,727     100,000   SH         SHARED-DEFINED  (1)(2) 100,000
HUTCHINSON TELECOMM INTL LTD   SPONSORED ADR    44841T107    1,240     306,164   SH         SHARED-DEFINED  (1)(2) 306,164
SBA COMMUNICATIONS CORP        COM              78388J106   11,274     690,810   SH         SHARED-DEFINED  (1)(2) 690,810
SEACOR HOLDINGS INC            COM              811904101   12,027     180,445   SH         SHARED-DEFINED  (1)(2) 180,445